Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets [Abstract]
Purchased copyright	¥ 91,681	$ 12,799	¥ 80,789
Less: accumulated amortization	(24,690)	(3,447)	(19,059)
Balance at the end of the year	¥ 66,991	$ 9,352	¥ 61,730